The Hartford MidCap Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.05%	9.83%	9.78%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.62%)	6.03%	5.97%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.21%)	6.14%	5.83%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.47%)	8.27%	7.71%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.32%	8.61%	7.48%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.60%	9.82%	8.63%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.95%	9.15%	7.99%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	9.47%	8.32%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.55%	9.80%	8.64%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.65%	9.93%	8.74%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.55%	9.81%	8.68%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.64%	9.92%	8.74%

[1]	Class R6 shares commenced operations on June 22, 2022 and performance for Class R6 shares prior to this date reflects the performance of Class F shares from February 28, 2017 through June 21, 2022 and Class I shares prior to February 28, 2017. Class F shares commenced operations on February 28, 2017 and performance for Class F shares prior to February 28, 2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.